Segment reporting - Geographical information (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Geographic information
Revenue	$ 543,339	$ 237,110
Capital assets	587,163	503,898	$ 303,151
North America
Geographic information
Revenue	173,813	78,853
Capital assets	519,768	471,391
Europe
Geographic information
Revenue	363,666	154,163
Capital assets	61,143	25,817
Latin America
Geographic information
Revenue	5,860	4,094
Capital assets	$ 6,252	3,758
Africa
Geographic information
Capital assets		$ 2,932